UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

U.S. High Yield Fund

Investor Class (TUHYX)

This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Investor Class	$78	0.75%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies, the war in Iran, and artificial intelligence-related disruption fears. The resilient labor market, healthy corporate earnings, and strong equity returns bolstered the asset class’s performance. Returns were largely income driven; however, modest spread compression and pull to par as the Federal Reserve cut interest rates were marginally supportive.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the BB rating tier was the top contributor to relative performance. Overall, credit selection and, to a lesser extent, industry allocations added value.

  Relative to the style-specific benchmark, the fund’s weakest results were in the retail, automotive, and services segments. Credit selection in the CCC rating tier detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities with a concentrated and flexible approach. We expected more income-driven returns given tight spread levels. As such, we endeavored to position the portfolio with a current yield advantage versus the index in an effort to outperform while maintaining a relatively neutral risk stance. Tight spread levels did not justify excessive risk-taking, in our view. We have a bias toward B rated credits, which better supports our ability to maintain a yield advantage versus the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
5/19/17	10,000	10,000	10,000
5/31/17	10,036	10,032	10,044
8/31/17	10,198	10,156	10,168
11/30/17	10,334	10,100	10,272
2/28/18	10,374	9,935	10,271
5/31/18	10,268	9,995	10,274
8/31/18	10,498	10,049	10,500
11/30/18	10,290	9,965	10,294
2/28/19	10,641	10,250	10,708
5/31/19	10,772	10,635	10,825
8/31/19	11,151	11,071	11,191
11/30/19	11,348	11,040	11,283
2/29/20	11,412	11,447	11,341
5/31/20	11,141	11,636	10,858
8/31/20	11,833	11,788	11,596
11/30/20	12,224	11,844	11,990
2/28/21	12,485	11,605	12,308
5/31/21	12,694	11,589	12,501
8/31/21	12,889	11,778	12,786
11/30/21	12,754	11,708	12,634
2/28/22	12,530	11,299	12,407
5/31/22	11,695	10,636	11,875
8/31/22	11,298	10,422	11,452
11/30/22	11,163	10,204	11,515
2/28/23	11,526	10,200	11,723
5/31/23	11,565	10,408	11,855
8/31/23	12,151	10,298	12,257
11/30/23	12,209	10,325	12,507
2/29/24	12,757	10,540	13,010
5/31/24	12,988	10,544	13,181
8/31/24	13,404	11,049	13,785
11/30/24	13,694	11,035	14,093
2/28/25	13,944	11,152	14,319
5/31/25	13,996	11,120	14,404
8/31/25	14,457	11,395	14,909
11/30/25	14,658	11,664	15,127
2/28/26	14,870	11,850	15,324
5/31/26	15,048	11,690	15,476

202501-4140694, 202606-5570191

F1106-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 5/19/17
U.S. High Yield Fund (Investor Class)	7.52%	3.46%	4.63%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.74
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	7.44	4.36	4.95

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$485,371
  Number of Portfolio Holdings111
  Investment Advisory Fees Paid (000s)$2,508
  Portfolio Turnover Rate86.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	92.1%
Bank Loans	6.1
Securities Lending Collateral	2.4
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
First Quantum Minerals	2.0%
CCO Holdings	1.9
South Bow Canadian Infrastructure Holdings	1.9
VICI Properties	1.9
PBF Holding	1.8
HLF Financing	1.7
Level 3 Financing	1.6
Brookfield Property REIT	1.6
Latam Airlines Group	1.5
Victra Holdings	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. High Yield Fund

Investor Class (TUHYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

U.S. High Yield Fund

Advisor Class (TUHAX)

This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Advisor Class	$93	0.90%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies, the war in Iran, and artificial intelligence-related disruption fears. The resilient labor market, healthy corporate earnings, and strong equity returns bolstered the asset class’s performance. Returns were largely income driven; however, modest spread compression and pull to par as the Federal Reserve cut interest rates were marginally supportive.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the BB rating tier was the top contributor to relative performance. Overall, credit selection and, to a lesser extent, industry allocations added value.

  Relative to the style-specific benchmark, the fund’s weakest results were in the retail, automotive, and services segments. Credit selection in the CCC rating tier detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities with a concentrated and flexible approach. We expected more income-driven returns given tight spread levels. As such, we endeavored to position the portfolio with a current yield advantage versus the index in an effort to outperform while maintaining a relatively neutral risk stance. Tight spread levels did not justify excessive risk-taking, in our view. We have a bias toward B rated credits, which better supports our ability to maintain a yield advantage versus the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,549	10,232	10,595
2016	10,715	9,908	10,654
2017	11,265	10,008	11,181
2017	11,473	10,158	11,384
2017	11,650	10,283	11,525
2017	11,803	10,227	11,643
2018	11,843	10,059	11,642
2018	11,718	10,120	11,645
2018	11,976	10,175	11,902
2018	11,734	10,089	11,668
2019	12,118	10,378	12,138
2019	12,275	10,768	12,270
2019	12,689	11,210	12,685
2019	12,909	11,178	12,789
2020	12,977	11,590	12,855
2020	12,664	11,781	12,307
2020	13,446	11,936	13,144
2020	13,885	11,992	13,590
2021	14,176	11,750	13,951
2021	14,409	11,734	14,169
2021	14,624	11,925	14,492
2021	14,465	11,854	14,321
2022	14,205	11,440	14,063
2022	13,238	10,769	13,460
2022	12,813	10,552	12,980
2022	12,640	10,332	13,052
2023	13,045	10,328	13,288
2023	13,084	10,538	13,437
2023	13,743	10,426	13,892
2023	13,803	10,454	14,177
2024	14,417	10,671	14,746
2024	14,673	10,676	14,940
2024	15,138	11,187	15,625
2024	15,460	11,173	15,974
2025	15,736	11,291	16,230
2025	15,788	11,258	16,326
2025	16,303	11,538	16,899
2025	16,524	11,809	17,146
2026	16,756	11,998	17,370
2026	16,950	11,836	17,541

202501-4140694, 202606-5570191

F1107-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
U.S. High Yield Fund (Advisor Class)	7.36%	3.30%	5.42%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	7.44	4.36	5.78

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$485,371
  Number of Portfolio Holdings111
  Investment Advisory Fees Paid (000s)$2,508
  Portfolio Turnover Rate86.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	92.1%
Bank Loans	6.1
Securities Lending Collateral	2.4
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
First Quantum Minerals	2.0%
CCO Holdings	1.9
South Bow Canadian Infrastructure Holdings	1.9
VICI Properties	1.9
PBF Holding	1.8
HLF Financing	1.7
Level 3 Financing	1.6
Brookfield Property REIT	1.6
Latam Airlines Group	1.5
Victra Holdings	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. High Yield Fund

Advisor Class (TUHAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

U.S. High Yield Fund

I Class (TUHIX)

This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - I Class	$63	0.61%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies, the war in Iran, and artificial intelligence-related disruption fears. The resilient labor market, healthy corporate earnings, and strong equity returns bolstered the asset class’s performance. Returns were largely income driven; however, modest spread compression and pull to par as the Federal Reserve cut interest rates were marginally supportive.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the basic industry, capital goods, and transportation segments. By credit quality, our selection in the BB rating tier was the top contributor to relative performance. Overall, credit selection and, to a lesser extent, industry allocations added value.

  Relative to the style-specific benchmark, the fund’s weakest results were in the retail, automotive, and services segments. Credit selection in the CCC rating tier detracted.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities with a concentrated and flexible approach. We expected more income-driven returns given tight spread levels. As such, we endeavored to position the portfolio with a current yield advantage versus the index in an effort to outperform while maintaining a relatively neutral risk stance. Tight spread levels did not justify excessive risk-taking, in our view. We have a bias toward B rated credits, which better supports our ability to maintain a yield advantage versus the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	527,693	511,616	529,728
2016	536,401	495,403	532,711
2017	564,415	500,416	559,057
2017	575,278	507,893	569,215
2017	584,629	514,136	576,251
2017	592,787	511,326	582,133
2018	595,301	502,944	582,095
2018	589,384	505,990	582,267
2018	602,842	508,741	595,085
2018	591,025	504,464	583,394
2019	611,481	518,886	606,882
2019	619,234	538,376	613,504
2019	641,321	560,492	634,231
2019	652,223	558,902	639,462
2020	656,163	579,506	642,737
2020	641,374	589,067	615,360
2020	680,899	596,775	657,190
2020	703,728	599,611	679,500
2021	719,031	587,524	697,543
2021	731,402	586,682	708,465
2021	742,942	596,272	724,607
2021	734,620	592,695	716,037
2022	722,595	571,989	703,150
2022	674,395	538,444	673,011
2022	652,336	527,606	649,015
2022	644,679	516,596	652,591
2023	665,062	516,381	664,405
2023	668,328	526,907	671,873
2023	702,570	521,310	694,620
2023	705,248	522,690	708,832
2024	737,258	533,562	737,308
2024	751,811	533,786	747,012
2024	775,287	559,349	781,256
2024	792,365	558,625	798,695
2025	807,124	564,552	811,494
2025	810,334	562,924	816,304
2025	837,436	576,891	844,953
2025	849,379	590,474	857,320
2026	861,966	599,896	868,478
2026	872,543	591,821	877,069

202501-4140694, 202606-5570191

F1108-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
U.S. High Yield Fund (I Class)	7.68%	3.59%	5.73%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	7.44	4.36	5.78

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$485,371
  Number of Portfolio Holdings111
  Investment Advisory Fees Paid (000s)$2,508
  Portfolio Turnover Rate86.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	92.1%
Bank Loans	6.1
Securities Lending Collateral	2.4
Short-Term and Other	-0.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
First Quantum Minerals	2.0%
CCO Holdings	1.9
South Bow Canadian Infrastructure Holdings	1.9
VICI Properties	1.9
PBF Holding	1.8
HLF Financing	1.7
Level 3 Financing	1.6
Brookfield Property REIT	1.6
Latam Airlines Group	1.5
Victra Holdings	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. High Yield Fund

I Class (TUHIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$34,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TUHYX U.S. High Yield Fund
TUHAX U.S. High Yield Fund–
.
Advisor Class
TUHIX U.S. High Yield Fund–
.
I Class

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 8.36 $ 8.35 $ 8.02 $ 8.73 $ 10.11
Investment activities
Net investment income
(1)(2)
0.59 0.62 0 .62 0.60 0.55
Net realized and
unrealized gain/loss 0.02 0.01
(3)
0.34 (0.71) (1.30)
Total from investment
activities 0.61 0.63 0.96 (0.11) (0.75)
Distributions
Net investment income (0.58) (0.62) (0.63) (0.60) (0.55)
Net realized gain — — — — (0.08)
Total distributions (0.58) (0.62) (0.63) (0.60) (0.63)
NET ASSET VALUE
End of period $ 8.39 $ 8.36 $ 8.35 $ 8.02 $ 8.73

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(4)
7.52% 7.76% 12.31% (1.11)% (7.87)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0.82% 0.80% 0.83% 0.87% 0.78%
Net expenses after
waivers/payments by
Price Associates 0.75% 0.75% 0.75% 0.75% 0.77%
Net investment income 6.94% 7.40% 7.57% 7.34% 5.62%
Portfolio turnover rate 86.6% 88.1% 87.0% 31.6% 73.4%
Net assets, end of period (in
thousands) $252,072 $279,589 $254,953 $216,586 $266,157
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 8.35 $ 8.34 $ 8.01 $ 8.71 $ 10.10
Investment activities
Net investment income
(1)(2)
0.57 0.61 0.61 0.58 0.54
Net realized and
unrealized gain/loss 0.03 0.01
(3)
0.33 (0.70) (1.31)
Total from investment
activities 0.60 0.62 0.94 (0.12) (0.77)
Distributions
Net investment income (0.57) (0.61) (0.61) (0.58) (0.54)
Net realized gain — — — — (0.08)
Total distributions (0.57) (0.61) (0.61) (0.58) (0.62)
NET ASSET VALUE
End of period $ 8.38 $ 8.35 $ 8.34 $ 8.01 $ 8.71

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(4)
7.36% 7.60% 12.14% (1.16)% (8.13)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 1.13% 1.13% 1 .13% 1.01% 0.99%
Net expenses after
waivers/payments by
Price Associates 0.90% 0.90% 0.90% 0.90% 0.92%
Net investment income 6.79% 7.24% 7.43% 7.17% 5.49%
Portfolio turnover rate 86.6% 88.1% 87.0% 31.6% 73.4%
Net assets, end of period (in
thousands) $2,574 $2,200 $2,940 $4,178 $6,873
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 8.31 $ 8.31 $ 7.98 $ 8.68 $ 10.06
Investment activities
Net investment income
(1)(2)
0.59 0.63 0.63 0.61 0.57
Net realized and
unrealized gain/loss 0.03 —
(3)
0.34 (0.70) (1.31)
Total from investment
activities 0.62 0.63 0.97 (0.09) (0.74)
Distributions
Net investment income (0.59) (0.63) (0.64) (0.61) (0.56)
Net realized gain — — — — (0.08)
Total distributions (0.59) (0.63) (0.64) (0.61) (0.64)
NET ASSET VALUE
End of period $ 8.34 $ 8.31 $ 8 .31 $ 7.98 $ 8.68
Ratios/Supplemental Data
Total return
(2)(4)
7.68% 7.78% 12.49% (0.90)% (7.79)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0.66% 0.67% 0.69% 0.65%
Net expenses after
waivers/payments by Price
Associates 0.61% 0.60% 0.61% 0.61% 0.61%
Net investment income 7.08% 7.55% 7.71% 7.49% 6.04%
Portfolio turnover rate 86.6% 88.1% 87.0% 31.6% 73.4%
Net assets, end of period (in
thousands) $230,725 $234,235 $216,294 $191,390 $228,946
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. High Yield Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  6.1% (1)
Consumer Goods  1.5%
Varsity Brands, FRN, 3M TSFR + 2.75%, 6.45%, 8/26/31  7,308 7,313
7,313
Health Care  1.0%
Heartland Dental, FRN, 1M TSFR + 3.50%, 7.12%, 8/25/32 (2) 4,850 4,846
4,846
Retail  1.5%
Victra Holdings, FRN, 3M TSFR + 3.75%, 7.45%, 3/29/29  7,524 7,434
7,434
Technology & Electronics  2.1%
Bending Spoons U.S., FRN, 1M TSFR + 5.88%, 9.518%, 3/7/31  5,115 4,917
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.37%, 11/22/32  5,170 5,041
9,958
Total Bank Loans (Cost $29,725) 29,551
CORPORATE BONDS  92.1%
Automotive  1.0%
Aston Martin Capital Holdings, 10.00%, 3/31/29 (3) 6,323 5,140
5,140
Basic Industry  6.9%
Celanese U.S. Holdings, 7.375%, 2/15/34 (4) 4,596 4,799
First Quantum Minerals, 6.375%, 2/15/36 (3) 3,563 3,529
First Quantum Minerals, 8.00%, 3/1/33 (3) 1,165 1,223
First Quantum Minerals, 8.625%, 6/1/31 (3) 4,608 4,818
Ivanhoe Mines, 7.875%, 1/23/30 (3) 4,760 4,806
K Hovnanian Enterprises, 8.375%, 10/1/33 (3) 4,725 4,770
LGI Homes, 8.75%, 12/15/28 (3) 4,670 4,829
Quikrete Holdings, 6.75%, 3/1/33 (3) 4,865 4,938
33,712
Capital Goods  4.1%
Esab , 5.625%, 4/1/31 (3) 4,910 4,944
Mauser Packaging Solutions Holding, 7.875%, 4/15/30 (3) 4,790 4,851
Sword Purchaser, 10.50%, 4/15/34 (3) 4,865 5,055
TransDigm , 6.00%, 1/15/33 (3) 5,073 5,131
19,981
Communications  0.8%
Discovery Global Holdings, 5.05%, 3/15/42  5,238 3,838
3,838
Consumer Goods  1.7%
HLF Financing, 4.875%, 6/1/29 (3) 2,608 2,450

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HLF Financing, 7.75%, 5/1/33 (3) 5,939 5,998
8,448
Energy  14.1%
Ascent Resources Utica Holdings, 6.625%, 7/15/33 (3) 4,845 4,965
Crescent Energy Finance, 8.375%, 1/15/34 (3) 4,827 5,069
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (5) 4,575 4,836
Energy Transfer, VR, 6.50%, 2/15/56 (5) 2,425 2,443
Energy Transfer, VR, 6.75%, 2/15/56 (5) 2,590 2,638
Excelerate Energy, 8.00%, 5/15/30 (3) 4,565 4,830
Hilcorp Energy I, 7.25%, 2/15/35 (3) 4,790 4,860
Ithaca Energy North Sea, 8.125%, 10/15/29 (3) 4,685 4,872
PBF Holding, 7.25%, 6/1/34 (3) 3,157 3,143
PBF Holding, 7.875%, 9/15/30 (3) 4,760 4,872
PBF Holding, 9.875%, 3/15/30 (3)(4) 560 599
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (5) 8,735 9,313
Sunoco, VR, 7.875% (3)(5)(6) 4,720 4,931
USA Compression Partners, 6.25%, 10/1/33 (3) 5,026 5,045
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (3) 900 954
Weatherford International, 6.75%, 10/15/33 (3) 4,770 4,907
68,277
Financial Services  7.4%
APH Somerset Investor 2, 7.875%, 11/1/29 (3) 5,145 5,165
Aretec Group, 7.50%, 4/1/29 (3) 838 840
Aretec Group, 10.00%, 8/15/30 (3) 3,991 4,236
Bread Financial Holdings, 6.75%, 5/15/31 (3) 6,086 6,228
Encore Capital Group, 6.625%, 4/15/31 (3) 4,855 4,901
FirstCash , 6.125%, 5/1/34 (3) 5,208 5,211
OneMain Finance, 6.50%, 3/15/33  5,028 4,910
Osaic Holdings, 6.75%, 8/1/32 (3) 2,860 2,887
Osaic Holdings, 8.00%, 8/1/33 (3) 1,519 1,544
35,922
Health Care  5.2%
1261229 B.C., 10.00%, 4/15/32 (3) 4,550 4,659
CHS, 9.75%, 1/15/34 (3) 4,537 4,760
GENMAB, 7.25%, 12/15/33 (3) 4,580 4,765
Heartland Dental, 10.50%, 4/30/28 (3) 1,916 1,966
IQVIA, 6.25%, 6/1/32 (3) 4,075 4,164
Tenet Healthcare, 5.50%, 11/15/32 (3) 4,790 4,772
25,086
Insurance  1.9%
Asurion, 8.00%, 12/31/32 (3) 4,521 4,713

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Broadstreet Partners Group, 5.875%, 4/15/29 (3) 4,850 4,790
9,503
Leisure  4.2%
Hilton Domestic Operating, 5.75%, 9/15/33 (3) 4,915 4,961
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (3) 4,876 4,743
Six Flags Entertainment, 7.25%, 5/15/31 (3) 4,928 4,918
Voyager Parent, 9.25%, 7/1/32 (3) 5,382 5,709
20,331
Media  9.3%
CCO Holdings, 7.00%, 2/1/33 (3) 4,675 4,568
CCO Holdings, 7.375%, 3/1/31 (3)(4) 4,700 4,766
Deluxe, 8.125%, 9/15/29 (3) 4,775 4,987
Directv Financing, Secured, 8.875%, 2/1/30 (3) 3,420 3,513
Directv Financing, Unsecured, 8.875%, 2/1/30 (3) 3,407 3,495
Gray Media, 7.25%, 8/15/33 (3) 2,050 2,033
iHeartCommunications , 4.75%, 1/15/28 (3) 1,375 1,309
Midcontinent Communications, 8.00%, 8/15/32 (3) 4,947 4,676
Nexstar Media, 7.25%, 4/15/34 (3) 4,867 4,899
OAK-Eagle Acquireco , 8.75%, 7/1/34 (3) 5,470 5,781
Univision Communications, 8.875%, 4/15/33 (3) 1,515 1,509
Univision Communications, 9.375%, 8/1/32 (3) 3,485 3,568
45,104
Real Estate  4.7%
Anywhere Real Estate Group, 7.00%, 4/15/30 (3) 6,058 6,108
Brookfield Property REIT, 4.50%, 4/1/27 (3) 7,645 7,546
VICI Properties, 5.625%, 5/15/52 (4) 9,900 9,091
22,745
Retail  3.0%
Cougar JV Subsidiary, 8.00%, 5/15/32 (3) 4,568 4,783
LCM Investments Holdings II, 8.25%, 8/1/31 (3) 4,720 4,926
Murphy Oil USA, 5.875%, 6/1/34 (3) 4,892 4,908
Saks Global Enterprises, 11.00%, 12/15/29 (3)(7)(8) 5,175 5
14,622
Services  4.4%
Avis Budget Car Rental, 8.25%, 1/15/30 (3)(4) 6,490 6,694
Herc Holdings, 6.00%, 3/15/34 (3) 6,135 6,095
Hertz, 12.625%, 7/15/29 (3)(4) 2,880 2,627
Williams Scotsman, 7.375%, 10/1/31 (3) 5,877 6,125
21,541
Technology & Electronics  5.4%
APLD ComputeCo 2, 6.75%, 3/15/31 (3) 5,242 5,283
CoreWeave , 9.75%, 10/1/31 (3) 4,360 4,496
ION Platform Finance U.S., 7.875%, 9/30/32 (3) 5,107 3,944

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Kioxia Holdings, 6.625%, 7/24/33 (3) 2,312 2,429
McAfee, 7.375%, 2/15/30 (3) 5,780 4,943
WULF Compute, 7.75%, 10/15/30 (3) 4,688 4,932
26,027
Telecommunications  7.2%
Digicel International Finance, 8.625%, 8/1/32 (3) 4,767 4,940
EchoStar, 10.75%, 11/30/29  4,745 5,157
Iliad Holding, 7.00%, 4/15/32 (3) 4,825 4,912
Level 3 Financing, 6.875%, 6/30/33 (3) 4,660 4,802
Level 3 Financing, 7.00%, 3/31/34 (3) 3,067 3,178
Uniti Services, 7.50%, 10/15/33 (3) 3,082 3,245
VZ Secured Financing, 7.50%, 1/15/33 (3) 4,882 4,686
Windstream Services, 8.25%, 10/1/31 (3) 3,690 3,895
34,815
Transportation  5.2%
Avianca Midco 2, 9.625%, 2/14/30 (3) 3,390 3,298
Azul Secured Finance, 9.875%, 2/15/31 (3) 2,945 2,768
JetBlue Airways, 9.875%, 9/20/31 (3) 1,720 1,583
Latam Airlines Group, 7.625%, 1/7/31 (3) 1,835 1,900
Latam Airlines Group, 7.875%, 4/15/30 (3) 5,335 5,548
OneSky Flight, 8.875%, 12/15/29 (3) 4,706 4,957
RXO, 6.375%, 5/15/31 (3) 5,197 5,237
25,291
Utility  5.6%
Edison International, VR, 7.875%, 6/15/54 (5) 3,565 3,642
Edison International, VR, 8.125%, 6/15/53 (5) 3,525 3,600
Hawaiian Electric, 6.00%, 10/1/33 (3) 4,865 4,827
Southern, VR, 6.00%, 4/1/58 (5) 4,970 4,999
Talen Energy Supply, 6.50%, 2/1/36 (3) 5,067 5,097
Vistra , VR, 8.00% (3)(5)(6) 4,826 4,857
27,022
Total Corporate Bonds (Cost $448,061) 447,405
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 3.67% (9)(10) 4,208 4,208
Total Short-Term Investments (Cost $4,208) 4,208

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.4%
Money Market Funds 2.4%
T. Rowe Price Treasury Reserve Fund, 3.67% (9)(10) 11,510 11,510
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 11,510
Total Securities Lending Collateral (Cost $11,510) 11,510
Total Investments in Securities
101.5% of Net Assets
(Cost $493,504) $ 492,674

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $388,139 and represents 80.0% of net assets.
(4) See Note 3 . All or a portion of this security is on loan at May 31, 2026.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Perpetual security with no stated maturity date.
(7) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(8) Non-income producing
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 735++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 735+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 21,007  ¤  ¤ $ 4,208
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 11,510
Total $ 15,718^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $735 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,718.

T. ROWE PRICE U.S. High Yield Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $493,504) $ 492,674
Interest receivable 8,355
Receivable for investment securities sold 1,642
Receivable for shares sold 289
Other assets 62
Total assets 503,022
Liabilities
Obligation to return securities lending collateral 11,510
Payable for investment securities purchased 4,430
Payable for shares redeemed 1,101
Investment management fees payable 228
Due to affiliates 21
Other liabilities 361
Total liabilities 17,651
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 485,371

T. ROWE PRICE U.S. High Yield Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (93,195)
Paid-in capital applicable to 58,006,636 shares of $0.01 par value capital stock outstanding; 3,000,000,000 shares of the
Corporation authorized 578,566
NET ASSETS $ 485,371
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $252,072; Shares outstanding: 30,045,177) $ 8.39
Advisor Class
(Net assets: $2,574; Shares outstanding: 307,181) $ 8.38
I Class
(Net assets: $230,725; Shares outstanding: 27,654,278) $ 8.34

T. ROWE PRICE U.S. High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 38,393
Dividend 945
Securities lending 125
Total income 39,463
Expenses
Investment management 2,839
Shareholder servicing
Investor Class $ 481
Advisor Class 5
I Class 87 573
Rule 12b-1 fees
Advisor Class 6
Prospectus and shareholder reports
Investor Class 27
Advisor Class 1
I Class 8 36
Custody and accounting 215
Registration 108
Legal and audit 45
Directors 1
Miscellaneous 21
Waived / paid by Price Associates (331)
Total expenses 3,513
Net investment income 35,950
Realized and Unrealized Gain / Loss –
Net realized gain on securities 3,706
Change in net unrealized gain / loss on securities (2,032)
Net realized and unrealized gain / loss 1,674
INCREASE IN NET ASSETS FROM OPERATIONS $ 37,624

T. ROWE PRICE U.S. High Yield Fund
Statement of Changes in Net Assets

($000s)
.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 35,950 $ 37,500
Net realized gain (loss) 3,706 (3,974)
Change in net unrealized gain / loss (2,032) 2,966
Increase in net assets from operations 37,624 36,492
Distributions to shareholders
Net earnings
Investor Class (19,000) (19,774)
Advisor Class (157) (185)
I Class (16,791) (17,527)
Decrease in net assets from distributions (35,948) (37,486)
Capital share transactions
*
Shares sold
Investor Class 117,939 171,166
Advisor Class 1,185 553
I Class 60,866 77,284
Distributions reinvested
Investor Class 18,175 18,941
Advisor Class 156 184
I Class 13,830 14,591
Shares redeemed
Investor Class (164,556) (164,912)
Advisor Class (977) (1,486)
I Class (78,947) (73,490)
Increase (decrease) in net assets from capital
share transactions (32,329) 42,831

T. ROWE PRICE U.S. High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase (decrease) during period (30,653) 41,837
Beginning of period 516,024 474,187
End of period $ 485,371 $ 516,024
*Share information (000s)
Shares sold
Investor Class 13,964 20,379
Advisor Class 141 66
I Class 7,260 9,224
Distributions reinvested
Investor Class 2,154 2,252
Advisor Class 19 22
I Class 1,649 1,744
Shares redeemed
Investor Class (19,519) (19,712)
Advisor Class (116) (177)
I Class (9,430) (8,834)
Increase (decrease) in shares outstanding (3,878) 4,964

T. ROWE PRICE U.S. High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks total return, and secondarily, current income.
The fund has three classes of shares: the U.S. High Yield Fund (Investor Class), the U.S. High Yield Fund–Advisor Class (Advisor Class) and the U.S. High Yield
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain

T. ROWE PRICE U.S. High Yield Fund

distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in

T. ROWE PRICE U.S. High Yield Fund

performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE U.S. High Yield Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 476,956 $ — $ 476,956
Short-Term Investments 4,208 — — 4,208
Securities Lending Collateral 11,510 — — 11,510
Total $ 15,718 $ 476,956 $ — $ 492,674
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security

T. ROWE PRICE U.S. High Yield Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $17,231,000; the aggregate value of collateral was $17,943,000 and consisted of cash collateral and related investments of $11,510,000 and
U.S. government securities of $6,433,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $425,518,000 and
$442,656,000, respectively, for the year ended May 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE U.S. High Yield Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 35,948 $ 37,486
($000s)
Cost of investments $ 493,532
Unrealized appreciation $ 8,289
Unrealized depreciation (9,148)
Net unrealized appreciation (depreciation) $ (859)
($000s)
Undistributed ordinary income $ 285
Net unrealized appreciation (depreciation) (859)
Loss carryforwards and deferrals (92,620)
Other temporary differences (1)
Total distributable earnings (loss) $ (93,195)

T. ROWE PRICE U.S. High Yield Fund

future realized capital gains. During the year ended May 31, 2026, the fund utilized $3,612,000 of capital loss carryforwards. Other temporary differences relate primarily to amortization of organizational costs.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE U.S. High Yield Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $878,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2026, expenses incurred pursuant to these service agreements were
$124,000 for Price Associates; $331,000 for T. Rowe Price Services, Inc.; and
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.75% 0.90% 0.05%
Expense limitation date 07/31/27 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(173) $(5) $(153)

T. ROWE PRICE U.S. High Yield Fund

$1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.

T. ROWE PRICE U.S. High Yield Fund

The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE U.S. High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price High Yield Fund, Inc. and
Shareholders of T. Rowe Price U.S. High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. High Yield Fund (one of the
funds constituting T. Rowe Price High Yield Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $210,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $210,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $35,376,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE U.S. High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026
(Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory
Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the
Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. However, the
Board noted that there are information barriers between investment personnel of

T. ROWE PRICE U.S. High Yield Fund

the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the
Meeting, supported the Board’s approval of the continuation of the Advisory
Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE U.S. High Yield Fund

Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-
dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser
up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE U.S. High Yield Fund

In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group and Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group and Expense
Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE U.S. High Yield Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1106-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026